Consolidated Statement of Shareholders' Equity (USD $)	Total	Common Stock	Additional Paid-In Capital	Stock Payable	Treasury Stock	Other Comprehensive Loss	Non-controlling Interest	Deficit	Preferred A Stock	Preferred B Stock
Beginning balance at Jun. 30, 2012	$ (826,979)	$ 38	$ 311,001	$ 218,824				$ (1,356,842)
Beginning balance, shares at Jun. 30, 2012	(826,979)	386,392						(1,356,842)
Shares issued for cash	387,600	3	387,597
Shares issued for cash, shares		28,788
Issue of shares in satisfaction of accounts payable	1,042,620	2	1,042,618
Issue of shares in satisfaction of accounts payable, shares		16,908
Issue of shares in satisfaction of due to related parties	857,500	1	857,499
Issue of shares in satisfaction of due to related parties, shares		13,375
Stock-based compensation	627,400	1	627,399
Stock-based compensation, shares		11,000
Shares issued to waive anti-dilution clause - Richard Shergold		1	(1)
Shares issued to waive anti-dilution clause - Richard Shergold, shares		5,000
Shares issued to waive anti-dilution clause - Thomas Guerriero		(25)	25
Shares issued to waive anti-dilution clause - Thomas Guerriero, shares		(250,000)							2,500
Issue of shares for stock payable		1	336,823	(336,824)
Issue of shares for stock payable, shares		12,292
Purchase of treasury stock				(1,338)				(1,338)
Stock payable issued for cash	510,791			510,791
Stock payable issued for investment in Oxford City Football Club (Trading) Limited	6,445			6,445
Net loss	(3,711,925)							3,711,925
Ending balance at Jun. 30, 2013	(1,107,886)	22	3,562,961	399,236	(1,338)			(5,068,767)
Ending balance, shares at Jun. 30, 2013		223,755							2,500
Shares issued for cash	4,845,720	1,406	4,844,314
Shares issued for cash, shares		14,063,880
Stock-based compensation		11	973,989					974,000		0
Stock-based compensation, shares		102,000								4,000
Issue of shares for stock payable	(1)	46	349,628	(349,675)
Issue of shares for stock payable, shares		451,887
Stock payable issued for cash	515,030			515,030
Acquisition of Oxford City Football Club (Trading) Limited	(317,136)						(317,136)
Shares issued for anti-dilution	0	41	(41)
Shares issued for anti-dilution, shares		405,212
Shares issued to Thomas Guerriero, CEO, in exchange for the outstanding shares of Oxford City Basketball Club, Inc.	33,750			33,742						8
Shares issued to Thomas Guerriero, CEO, in exchange for the outstanding shares of Oxford City Basketball Club, Inc.,shares										80,000
Advances to Oxford City Youth Football Limited	(139,911)						(139,911)
Other Comprehensive Loss	(87,522)					(87,522)
Net loss	(6,855,856)						(149,996)	(6,855,856)
Ending balance at Jun. 30, 2014	$ (1,682,765)	$ 1,526	$ 9,764,593	$ 564,591	$ (1,338)	$ (87,522)	$ (607,043)	$ (11,924,623)		$ 8
Ending balance, shares at Jun. 30, 2014		15,246,734							2,500	84,000